Financial liabilities - Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders (Details) € in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2020 DKK (kr)
Financial Liabilities [Line Items]
Amount	€ 220,219	€ 336,425
Bank Loans
Financial Liabilities [Line Items]
Amount	€ 170,562	€ 286,270
Bank Loans | 2021
Financial Liabilities [Line Items]
Currency		EUR
Amount		€ 62,169
Borrowings, maturity		2021
Average Interest Rate		0.86%		0.86%
Bank Loans | 2022
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 36,357	€ 66,251
Borrowings, maturity	2022	2022
Average Interest Rate	1.20%	0.91%	1.20%	0.91%
Bank Loans | 2023
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 50,461	€ 65,467
Borrowings, maturity	2023	2023
Average Interest Rate	1.24%	0.97%	1.24%	0.97%
Bank Loans | 2024
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 51,664	€ 56,156
Borrowings, maturity	2024	2024
Average Interest Rate	1.28%	1.08%	1.28%	1.08%
Bank Loans | 2025
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 24,393	€ 28,843
Borrowings, maturity	2025	2025
Average Interest Rate	1.33%	1.29%	1.33%	1.29%
Bank Loans | 2026
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 7,488	€ 7,488
Borrowings, maturity	2026	2026
Average Interest Rate	1.39%	1.36%	1.39%	1.36%
Bank Loans | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 592	€ 591
Borrowings, maturity	2027	2027
Average Interest Rate	1.40%	0.94%	1.40%	0.94%
Bank Loans | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR
Amortized Cost	€ (393)
Borrowings, maturity	2022-2027
Bank Loans | Amortized Cost | 2021-2027
Financial Liabilities [Line Items]
Currency		EUR
Amortized Cost		€ (695)
Borrowings, maturity		2021-2027
Notes
Financial Liabilities [Line Items]
Amount	€ 49,620	€ 49,573
Notes | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2027	2027
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | 2028
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2028	2028
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | Amortized Cost
Financial Liabilities [Line Items]
Amortized Cost	€ (380)
Borrowings, maturity	2022-2028
Notes | Amortized Cost | 2021-2028
Financial Liabilities [Line Items]
Currency		EUR
Amortized Cost		€ (427)
Borrowings, maturity		2021-2028
Overdrafts | 2021
Financial Liabilities [Line Items]
Currency		DKK
Amount		€ 582		kr 4,321
Borrowings, maturity		2021
Average Interest Rate		1.25%		1.25%
Overdrafts | 2022
Financial Liabilities [Line Items]
Currency	DKK
Amount	€ 37		kr 275
Borrowings, maturity	2022
Average Interest Rate	1.25%		1.25%